Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property and equipment at cost and accumulated depreciation are as follows:

	March 31, 2021	December 31, 2020
Land	$19,449	$7,277
Buildings	76,165	57,362
Machinery and equipment	43,357	9,581
Construction in progress	50,824	78,174
Leasehold improvements	2,320	871
Less: accumulated depreciation	(1,153)	(620)
Total property and equipment, net	$190,962	$152,645

Property and equipment at cost and accumulated depreciation at December 31, 2020 and 2019 are as follows:

	December 31, 2020
	Original	Accumulated	Assets
	cost	depreciation	net
Land	$3,678,296	$—	$3,678,296
Land with a related party – see Note 8(a)	3,599,324	—	3,599,324
Buildings	57,362,041	(436,209)	56,925,832
Construction in progress	23,525,658	—	23,525,658
Construction in progress with a related party – see Note 8(a)	54,648,634	—	54,648,634
Automobiles	151,898	(14,791)	137,107
Leasehold improvements	871,259	(17,660)	853,599
Equipment	1,803,347	(68,074)	1,735,273
Machinery	7,625,332	(83,720)	7,541,612
	$153,265,789	$(620,454)	$152,645,335

	December 31, 2019
	Original	Accumulated	Assets
	cost	depreciation	net
Land with a related party – see Note 8(a)	$3,599,324	$—	$3,599,324
Equipment	25,399	(7,235)	18,164
Machinery	95,512	(11,926)	83,586
	$3,720,235	$(19,161)	$3,701,074